Cash and Cash Equivalents - Additional Information (Detail) $ in Thousands	Dec. 28, 2018 MXN ($)	Dec. 20, 2016 Trust	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 29, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of cash and cash equivalents [Line Items]
Number of trusts established | Trust		4
Cash and cash equivalents			$ 7,500,193	$ 6,151,457	$ 7,730,143	$ 8,543	$ 5,188,138
Guadalajara airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents						431
Expansion of trust commitment	$ 115,000
Puerto Vallarta airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents						2,638
San Jose del Cabo airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents						$ 5,474